Summary of Information about Stock Options Outstanding (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Shares	5,778,866	6,628,555	1,893,303	1,913,241
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	7 years 9 months 18 days	8 years 7 months 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 1.11	$ 1.09	$ 1.36	$ 1.71
Options Exercisable, Total Shares	2,652,636	1,991,804
Options Exercisable, Weighted- Average Exercise Price	$ 1.23	$ 1.31
Exercise Price 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 1.00	$ 1.00
Options Outstanding, Shares	5,388,133	6,237,822
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	8 years	8 years 9 months 18 days
Options Outstanding, Weighted-Average Exercise Price	$ 1.00	$ 1.00
Options Exercisable, Total Shares	2,261,903	1,601,071
Options Exercisable, Weighted- Average Exercise Price	$ 1.00	$ 1.00
Exercise Price 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 2.42	$ 2.42
Options Outstanding, Shares	299,066	299,066
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	3 years 8 months 12 days	4 years 2 months 12 days
Options Outstanding, Weighted-Average Exercise Price	$ 2.42	$ 2.42
Options Exercisable, Total Shares	299,066	299,066
Options Exercisable, Weighted- Average Exercise Price	$ 2.42	$ 2.42
Exercise Price 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 3.00	$ 3.00
Options Outstanding, Shares	91,667	91,667
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	1 year 6 months	2 years 3 months 18 days
Options Outstanding, Weighted-Average Exercise Price	$ 3.00	$ 3.00
Options Exercisable, Total Shares	91,667	91,667
Options Exercisable, Weighted- Average Exercise Price	$ 3.00	$ 3.00